B. Summary of Significant Accounting Policies - Net Income (Loss) Per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
Numerator:
Net income (loss)	$ (437)	$ (5,782)	$ (1,132)	$ (1,755)	$ (3,208)	$ 1,698
Net income attributable to participating securities					0	(842)
Net income (loss) attributable to common stockholders - basic	(437)	(5,782)	(1,132)	(1,755)	(3,208)	856
Net income (loss)	(437)	(5,782)	(1,132)	(1,755)	(3,208)	1,698
Less gain (loss) on warrant liability for participating common warrants					0	3,859
Net income (loss) attributable to common stockholders - diluted	$ (437)	$ (5,782)	$ (1,132)	$ (1,755)	$ (3,208)	$ (2,161)
Denominator:
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders - basic	134,550	94,425	134,550	69,664	106,554	61,593
Effect of potentially dilutive securities: Common stock warrants					0	9,448
Effect of potentially dilutive securities: Convertible preferred warrants					0	0
Effect of potentially dilutive securities: Convertible preferred stock					0	0
Effect of potentially dilutive securities: Common stock options					0	0
Effect of potentially dilutive securities: Non-participating common stock warrants					0	0
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders - diluted	134,550	94,425	134,550	69,664	106,554	71,041
Basic net income (loss) per common share	$ 0.00	$ (0.06)	$ (0.01)	$ (0.03)	$ (0.03)	$ 0.01
Diluted net income (loss) per common share	$ 0.00	$ (0.06)	$ (0.01)	$ (0.03)	$ (0.03)	$ (0.03)